Investments	6 Months Ended
Jun. 30, 2023
Short-term Investments [Abstract]
INVESTMENTS

NOTE 3 – INVESTMENTS

Short-term investments consist of trading stock and debt securities, which include mutual funds and wealth management products issued by commercial banks with maturity within one year. Long-term investments consist of wealth management products with maturity over one year. Investments consisted of the following.

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	June 30,	Markets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	(Unaudited)
Short-term investments
Trading securities	$1,934,952	$1,934,952	$-	$-
Held-to-maturity debt securities	4,792,189	4,792,189	-	-
Long-term investment
Held-to-maturity debt securities	5,000,000	5,000,000	-	-
Total	$11,727,141	$11,727,141	$-	$-

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Short-term investment
Trading securities	$2,408,772	$2,408,772	$-	$-
Held-to-maturity debt securities	1,881,576	1,881,576	-	-
Total	$4,290,348	$4,290,348	$-	$-

Net investment (loss) income for the six months ended June 30, 2023 and 2022 consists of the following.

	2023	2022
	(Unaudited)	(Unaudited)
Gain (loss) from sales of short-term investments:
Trading securities	$31,721	$(24,453)
Unrealized holding (loss) income of short-term investments:
Trading securities	(15,263)	6,872
Held-to-maturity debt securities	7,950	11,457
Unrealized holding (loss) income of long-term investments:
Held-to-maturity debt securities	64,438	-
Net investment income (loss)	$88,846	$(6,124)